Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consisted of the following:

	December 31,	December 31,
	2023	2022
Funding program loans from European Investment Bank ("EIB"):
4.72% due 2028, floating interest rate at Euribor +0.589%	141	163
4.52% due 2029, floating interest rate at Euribor +0.564%	162	183
4.47% due 2031, floating interest rate at Euribor +0.473%	296	322
4.54% due 2031, floating interest rate at Euribor +0.550%	146	159
4.52% due 2033, floating interest rate at Euribor +0.558%	332	—
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP")
4.64% due 2027, floating interest rate at Euribor +0.690%	97	120
4.49% due 2028, floating interest rate at Euribor +0.550%	92	107
4.79% due 2029, floating interest rate at Euribor +0.850%	95	107
Dual tranche senior unsecured convertible bonds
zero-coupon, due 2025 (Tranche A)	748	748
zero-coupon, due 2027 (Tranche B)	748	747
Finance leases:
3.86% due 2027, fixed interest rate	38	38
3.78% due 2042, fixed interest rate	25	19
1.75% due 2042, fixed interest rate	2	—
Other funding program loans:
0.29% (weighted average), due 2024-2028, fixed interest rate	5	4
Total long-term debt	2,927	2,717
Less current portion	(217)	(175)
Total long-term debt, less current portion	2,710	2,542

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2023	December 31, 2022
U.S. dollar	1,496	1,495
Euro	1,431	1,222
Total	2,927	2,717

Total Long-Term Debt Outstanding Maturities	Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2023
2024	217
2025	962
2026	212
2027	947
2028	198
Thereafter	395
Total	2,931